Future Impact of Recently Issued Accounting Standards Not Yet in Effect - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of impact of new accounting standards [line items]
Percentage of right-of-use assets	8.50%
Top of range [member]
Disclosure of impact of new accounting standards [line items]
Percentage of right-of-use assets	9.50%